Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jan. 14, 2021	Dec. 31, 2020	Dec. 31, 2021
Summary Of Significant Accounting Policies [Line Items]
Federal deposit insurance coverage			$ 250,000
Common stock, shares redemption		0	27,600,000
Common stock, shares subject to forfeiture		900,000
Deferred offering costs	$ 15,831,036	$ 469,160
Underwriting discount	5,520,000
Deferred underwriting discount	9,660,000
Other offering costs	$ 651,036
Cash equivalents		$ 0	$ 0
IPO
Summary Of Significant Accounting Policies [Line Items]
Deferred offering costs			15,831,036
Underwriting discount			5,520,000
Deferred underwriting discount			9,660,000
Other offering costs			$ 651,036
Antidilutive securities excluded from computation of diluted loss per share		0